SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2011
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31, 2011, 2010, and 2009

Description	Balance at beginning of the period	Charged (credited) to costs and expenses	Charged (credited) to other accounts(1)	(Deductions) Adjustments(2)	Balance at end of the period
	(in thousands)
Year ended December 31, 2011
Allowance for doubtful accounts	$32,176	$2,161	$—	$(4,192)	$30,145
Tax valuation allowance	$473,914	$(3,877)	$(813)	$—	$469,224
Year ended December 31, 2010
Allowance for doubtful accounts	$26,065	$5,499	$—	$612	$32,176
Tax valuation allowance	$481,742	$20,897	$(28,725)	$—	$473,914
Year ended December 31, 2009
Allowance for doubtful accounts	$37,359	$(6,757)	$—	$(4,537)	$26,065
Tax valuation allowance	$363,676	$112,172	$5,894	$—	$481,742
(1)
Charged (credited) against other comprehensive income.

(2)
Represents write-offs of allowance for doubtful accounts and foreign exchange differences.